CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit During Development Stage	Total
Beginning Balance - Amount at Jun. 30, 2012	$ 167,428,814	$ 18,655,473	$ 1,939,546	$ (134,150,195)	$ 53,873,638
Beginning Balance - Shares at Jun. 30, 2012	128,877,243
Stock-based compensation		10,235			10,235
Foreign currency translation adjustment			1,921,720		1,921,720
Net loss				(1,899,158)	(1,899,158)
Ending Balance, Amount at Sep. 30, 2012	167,428,814	18,665,708	3,861,266	(136,049,353)	53,906,435
Ending Balance, Shares at Sep. 30, 2012	128,877,243
Stock-based compensation		7,156			7,156
Foreign currency translation adjustment			(608,247)		(608,247)
Net loss				(4,977,434)	(4,977,434)
Ending Balance, Amount at Dec. 31, 2012	167,428,814	18,672,864	3,253,019	(141,026,787)	48,327,910
Beginning Balance - Shares at Dec. 31, 2012	128,877,243
Private placement, Shares	17,857,142
Private placement, Amount	9,722,897				9,722,897
Stock-based compensation		1,010,380			1,010,380
Share issuance costs	(86,636)				(86,636)
Foreign currency translation adjustment			(583,198)		(583,198)
Net loss				(5,091,844)	(5,091,844)
Ending Balance, Amount at Mar. 31, 2013	177,065,075	19,683,244	2,669,821	(146,118,631)	53,299,509
Ending Balance, Shares at Mar. 31, 2013	146,734,385
Stock-based compensation		42,257			42,257
Share issuance costs					0
Foreign currency translation adjustment			(1,740,015)		(1,740,015)
Net loss				(2,275,617)	(2,275,617)
Ending Balance, Amount at Jun. 30, 2013	$ 177,065,075	$ 19,725,501	$ 929,806	$ (148,394,248)	$ 49,326,134
Ending Balance, Shares at Jun. 30, 2013	146,734,385